DEBT - Borrowings by Nature and Maturity (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Total debt	€ 1,806,181	€ 1,848,041
Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Total debt	38,059	836,886
Bonds
Disclosure of detailed information about borrowings [line items]
Total debt	1,193,517	497,614
Securitizations
Disclosure of detailed information about borrowings [line items]
Total debt	556,276	485,670
Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	18,329	27,871
Due within one year
Disclosure of detailed information about borrowings [line items]
Total debt	306,031	399,876
Due within one year | Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Total debt	32,811	227,408
Due within one year | Bonds
Disclosure of detailed information about borrowings [line items]
Total debt	0	0
Due within one year | Securitizations
Disclosure of detailed information about borrowings [line items]
Total debt	254,891	144,597
Due within one year | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	18,329	27,871
Due between one and five years
Disclosure of detailed information about borrowings [line items]
Total debt	1,001,256	950,551
Due between one and five years | Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Total debt	5,248	609,478
Due between one and five years | Bonds
Disclosure of detailed information about borrowings [line items]
Total debt	694,623	0
Due between one and five years | Securitizations
Disclosure of detailed information about borrowings [line items]
Total debt	301,385	341,073
Due between one and five years | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	0	0
Due beyond five years
Disclosure of detailed information about borrowings [line items]
Total debt	498,894	497,614
Due beyond five years | Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Total debt	0	0
Due beyond five years | Bonds
Disclosure of detailed information about borrowings [line items]
Total debt	498,894	497,614
Due beyond five years | Securitizations
Disclosure of detailed information about borrowings [line items]
Total debt	0	0
Due beyond five years | Other debt
Disclosure of detailed information about borrowings [line items]
Total debt	€ 0	€ 0